LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
LEASE LIABILITY
Lease liability
Initial recognition, January 1, 2019	$81,617
Cash flows:
Lease payments for year	(36,528)
Non-cash changes:
Accretion expenses for year	7,729
Balance at December 31, 2019	$52,818

Cash flows:
Lease payments for year	(37,162)
Non-cash changes:
Accretion expenses for year	4,877
Balance at December 31, 2020	20,533